Jack-up rigs, net	12 Months Ended
Dec. 31, 2022
Jack Up Rigs [Abstract]
Jack-up rigs, net
Note 16 - Jack-Up Rigs, net
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2022	2021
Opening balance as of January 1,	2,730.8	2,824.6
Additions	100.2	23.8
Depreciation	(114.9)	(117.6)
Disposals	(119.7)	—
Impairment	(7.3)	—
Ending balance as of December 31,	2,589.1	2,730.8

Accumulated depreciation related to jack-up rigs as at December 31, 2022 is $482.6 million (as at December 31, 2021 is $391.1 million).

Depreciation of property, plant and equipment
In addition to the depreciation in the above table, the Company recognized depreciation of $1.6 million for the year ended December 31, 2022 related to property, plant and equipment ($2.0 million in 2021 and $1.9 million in 2020). Accumulated depreciation related to property, plant and equipment as at December 31, 2022 is $5.2 million (as at December 31, 2021 is $6.5 million).

Disposals

During the quarter ended September 30, 2022, the Company concluded that the jack-up rig "Gyme" met the criteria for assets held for sale as at September 30, 2022. During October 2022, the Company entered into an agreement to sell the "Gyme" for $120.0 million, pursuant to an undertaking by the Company under its most recent refinancing with PPL Shipyard which was completed in October 2022. The sale of the "Gyme" was completed during the quarter ended December 31, 2022 and the Company recognized a loss on sale of $0.2 million (see Note 6 - Gain on Disposals). The proceeds from the sale were applied to all outstanding amounts owed on the rig, and excess amounts were applied to accrued interest for the eight other rigs financed by PPL. This disposal was within our dayrate segment.
Impairment
The Company recognized impairment losses for the years ended December 31, 2022, 2021 and 2020, as follows:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Gyme (1)	7.3	—	—
Atla (2)	—	—	30.9
Balder (2	—	—	27.8
MSS1 (3)	—	—	18.4
Total	7.3	—	77.1
(1) During the year ended December 31, 2022, we recognized an impairment loss of $7.3 million for the jack-up rig "Gyme" as the rig was written down to its expected sales value.

(2) During the year ended December 31, 2020, as a result of the coronavirus global pandemic, an indicator of impairment was identified due to the negative impact on the macro-economic environment, which lead to a fall in global oil demand. As such, management performed a fleet wide recoverability assessment which indicated that our estimated undiscounted cash flows for jack-up rigs "Atla" and "Balder" were insufficient to recover the carrying value of the cold stacked rigs. As such, during the year ended December 31, 2020, the Company recognized an impairment loss of $30.9 million relating to "Atla" and $27.0 million relating to "Balder". In addition, a further impairment loss of $0.8 million was recognized for "Balder" when the rig was classified as held for sale, as the estimated net sale price was below its carrying value.
(3) During the year ended December 31, 2020, we recognized an impairment loss of $18.4 million for the semi-submersible "MSS1" as the rig was written down to its expected sales value.
During the year ended December 31, 2022, we considered whether indicators of impairment existed that could suggest that the carrying amounts of our jack-up rigs may not be recoverable as of December 31, 2022. We concluded that impairment triggers existed and performed a recoverability assessment across the consolidated jack-up fleet, however no impairment loss was recognized during the year ended December 31, 2022 (aside from the $7.3 million impairment loss related to the rig "Gyme"), as the estimated undiscounted net cash flows were higher than the carrying amounts of our jack-up rigs. We concluded that a severe, yet plausible scenario, with a 10% decrease in day rates and utilization used when estimating undiscounted cash flows would not result in a shortfall between the undiscounted cash flow and carrying amount for our jack-up drilling rigs.
We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets may not be recoverable.